UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Kathleen Doback

Address:   180 Church Street
           Naugatuck, CT 06770


Form 13F File Number: 28-05718


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kathleen Doback
Title:  Chief Compliance Officer
Phone:  203-729-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                Naugatuck, CT                      10/4/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              44

Form 13F Information Table Value Total:  $110,680,999.32
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- -------------- --------- ---------- ----------------- ---------- -------- ----------------
                                                                    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- -------------- --------- ---------- -------- --- ---- ---------- -------- ---- ------ ----
ACME PACKET INC                 Com            004764106    12520.2      330          SOLE                sole      0    0
ADTRAN INC                      Com            00738A106       6707      190          SOLE                sole      0    0
ALTERA CORP                     Com            021441100     4222.4      140          SOLE                sole      0    0
APPLE INC                       Com            037833100    3915750    13800          SOLE                sole      0    0
ARUBA NETWORKS                  Com            043176106  5219337.2   244580          SOLE                sole      0    0
AUTOZONE INC                    Com            053332102     6867.3       30          SOLE                sole      0    0
BAIDU.COM INC                   Com            056752108     7696.5       75          SOLE                sole      0    0
BANCO SANTANDER CHILE           Com            05965x109     4827.5       50          SOLE                sole      0    0
CARBO CERAMICS INC              Com            140781105      10125      125          SOLE                sole      0    0
CHECK POINT SOFTWARE            Com            M22465104    2972865    80500          SOLE                sole      0    0
CHIPOTLE MEXICAN GRILL INC      Com            169656105    2734800    15900          SOLE                sole      0    0
CTRIP.COM INTL LTD              Com            22943f100     4297.5       90          SOLE                sole      0    0
CUMMINS ENGINE                  Com            231021106    1204714    13300          SOLE                sole      0    0
DEERE & CO                      Com            244199105    4214712    60400          SOLE                sole      0    0
DOLLAR TREE INC                 Com            256746108     4388.4       90          SOLE                sole      0    0
EXPEDIA INC CL A                Com            30212p105     4234.5      150          SOLE                sole      0    0
F5 NETWORKS                     Com            315616102  5432377.3    52330          SOLE                sole      0    0
FORTINET INC.                   Com            34959e109    2792500   111700          SOLE                sole      0    0
FOSSIL INC                      Com            349882100    1522257    28300          SOLE                sole      0    0
IGATE CORP                      Com            45169u105     6530.4      360          SOLE                sole      0    0
INFORMATICA CORP                Com            45666q102  2260428.5    58850          SOLE                sole      0    0
LUBRIZOL CORP                   Com            549271104    5415067    51100          SOLE                sole      0    0
LULULEMON ATHLETICA INC         Com            550021109       4472      100          SOLE                sole      0    0
MADDEN STEVEN LTD               Com            556269108     4516.6      110          SOLE                sole      0    0
MERCADOLIBRE INC                Com            58733r102     8661.6      120          SOLE                sole      0    0
NETAPP INC                      Com            64110d104    4281940    86000          SOLE                sole      0    0
NETFLIX COM INC                 Com            64110L106  3836705.6    23660          SOLE                sole      0    0
OPENTABLE INC                   Com            68372a104     2042.4       30          SOLE                sole      0    0
ORACLE CORP                     Com            68389X105    3842235   143100          SOLE                sole      0    0
PAN AMERICAN SILVER CORP        Com            697900108    3953224   133600          SOLE                sole      0    0
PRICELINE.COM                   Com            741503403    5451521    15650          SOLE                sole      0    0
PROSHARES ULTRA QQQ             Com            74347r206  9069019.2   136800          SOLE                sole      0    0
PROSHARES ULTRA RUSSELL 2000    Com            74347r842    9734214   306300          SOLE                sole      0    0
PROSHARES ULTRA S&P 500         Com            74347r107   11385804   289200          SOLE                sole      0    0
RIVERBED TECHNOLOGY INC         Com            768573107     7292.8      160          SOLE                sole      0    0
SALESFORCE.COM INC              Com            79466l302    2951520    26400          SOLE                sole      0    0
SILVER WHEATON CORP             Com            828336107    5436600   204000          SOLE                sole      0    0
SOLERA HOLDINGS INC.            Com            83421a104    5007744   113400          SOLE                sole      0    0
STANLEY BLACK & DECKER INC      Com            854502101     4289.6       70          SOLE                sole      0    0
TIBCO SOFTWARE INC              Com            88632q103    12240.6      690          SOLE                sole      0    0
ULTA SALON COSMETICS & FRAG INC Com            90384s303       4380      150          SOLE                sole      0    0
UNION PAC CORP                  Com            907818108       6135       75          SOLE                sole      0    0
VALEANT PHARMACEUTICALS INTL    Com            91911x104 3969507.22   158463          SOLE                sole      0    0
VMWARE INC                      Com            928563402    3949710    46500          SOLE                sole      0    0


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